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                                                                      497 Filing
                                                      Registration No: 033-73738


Accession Number 0000950137-07-011336 was filed under Form Type 497 on August 6, 2007 with the Securities and Exchange Commission under the incorrect CIK number. This filing was submitted in error, and should be disregarded. A correct 497 supplement filing was filed on October 11, 2007.